Segment Information (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Major Costs Incurred in the Development of the Company’s Technology and Operations

	Three Months Ended September 30,		Six Months Ended September 30,
Expense Category	2025	2024	2025	2024
General and administrative	$1,784	$2,119	$4,337	$3,750
Stock-based compensation	$413	$826	$137	$878
Other operating expenses	$509	$461	$1,109	$2,075

	Year Ended March 31,
Expense Category	2025	2024
General and administrative	$7,290	$6,864
Stock-based compensation	$1,752	$2,649
Other operating expenses	$3,533	$-